10. Project Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Project assets	$ 41,022	$ 58,579
Project assets, current	24,654	42,211
Project assets, noncurrent	16,368	16,368
Completed for sale
Project assets	21,215	24,228
Under development [Member]
Project assets	$ 19,807	$ 34,351